Provisions	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Provisions
Note 21. Provisions

Skr mn	December 31, 2025	December 31, 2024
Pension liabilities[1]	8	7
Long term employee benefit	1	2
Off balance, expected credit losses[2]	2	3
Total	10	12
1 See Note 5. 2 Provisions for expected credit losses for off-balance-sheet exposures, in accordance with IFRS 9, see Note 9.